UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12B-25

                           NOTIFICATION OF LATE FILING

(CHECK ONE):   / /Form 10-KSB    / /Form 20-F    / /Form 11-K
               /X/Form 10-QSB    / /Form N-SAR


For Period Ended: July 31, 2005
------------------------------
/  / Transition Report on Form 10-K
/  / Transition Report on Form 20-F
/  / Transition Report on Form 11-K
/  / Transition Report on Form 10-Q
/  / Transition Report on Form N-SAR
For the Transition Period Ended: _________________________

Read instruction (on back page) before preparing form. Please print or type.

Nothing in this form shall be construed to imply that the commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
------------------------------------------------------------------------

PART I -- REGISTRANT INFORMATION

Full Name of Registrant:  MERA PHARMACEUTICALS, INC.

Former Name if Applicable:  AQUASEARCH, INC.

Address of Principal Executive Office (Street and Number):
73-4460 Queen Ka'ahumanu Highway, Suite 110


City, State and Zip Code
Kailua-Kona, Hawaii  96740


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PART II -- RULES 12B-25(B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

        (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

/X/ (b) The subject quarterly report on Form 10-KSB, Form 20-F, 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

/ /     (c) The accountant's statement or other exhibit required by
Rule 12b-25(c) has been attached if applicable.


PART III -- NARRATIVE

State below in reasonable detail the reasons why Forms 10-KSB, 20-F, 11-K, 10-QSB, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The auditor's review of the financial statements of Mera Pharmaceuticals, Inc. for the quarter ended July 31, 2005 has not been completed by the due date. The Report on Form 10-QSB is expected to be filed on or before the fifth calendar day following the prescribed due date.

(Attach extra sheets if needed) SEC 1344 (6/94)


PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

Daniel P Beharry                       (860) 593-5625
--------------------              ----------------------------
   (Name)                         (Area Code) (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). /X/ Yes / / No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? / /Yes / X / No





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                           Mera Pharmaceuticals, Inc.
                      -------------------------------------
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  September 15, 2005                         By  /s/ DANIEL P. BEHARRY
                                                   -----------------------
                                                       Daniel P. Beharry
                                                       Chief Executive Officer